Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000066117
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 16, 2012
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBAX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TODCX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBYX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBIX